Description of business - Additional Information (Details) € in Millions, $ in Millions			6 Months Ended	12 Months Ended
	Oct. 31, 2023 EUR (€)	Oct. 27, 2023 USD ($)	Jun. 30, 2024 segment	Dec. 31, 2017 USD ($)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Foreign currency exchange rate, translation		1.064
Number of operating segments | segment			1
SuprNation
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price	€ 34.3	$ 36.5
DoubleU Games Co., Ltd. | Equity Investee
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Equity interest, ownership percentage			67.10%
Non-DoubleU Games, Co., Ltd.
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest, ownership percentage			32.90%
STIC Special Situation Private Equity Fund
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest, ownership percentage			20.20%
Participants in IPO
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Minority interest, ownership percentage			12.70%
International Gaming Technologies
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase price | $				$ 825.0